Stockholders' Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders Equity Note [Line Items]
Stockholders' Equity (Deficit)
8. Stockholders’ Equity (Deficit)
The condensed consolidated financial statements have been retroactively adjusted for all periods presented to reflect the Business Combination and reverse recapitalization as defined in Note 3,
Business Combination
.
Preferred Stock
Pursuant to the terms of the Amended and Restated Certificate of Incorporation dated September 9, 2021, the Company authorized 10,000,000 shares of preferred stock with a par value of $0.0001. The Company’s Board of Directors has the authority, without further action by the stockholders, to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the designations, powers, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock as of March 31, 2022 or December 31, 2021.
In connection with the closing of the Business Combination (as described in Note 3), all previously issued and outstanding shares of Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock were cancelled and extinguished. Further, all previously issued and outstanding Series D Preferred Stock was cancelled and exchanged for 4,901,564 shares of the Company’s common stock.
Common Stock
Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company authorized 125,000,000 shares of common stock with a par value of $0.0001. As of March 31, 2022, there were 24,750,011 shares of common stock issued and outstanding.
Previously authorized, issued and outstanding shares common stock of Legacy Clarus were cancelled and extinguished upon completion of the Business Combination. For purposes of earnings per share for the three months ended March 31, 2021, the Company has retroactively adjusted the common shares issued and outstanding prior to September 9, 2021 to zero to give effect to the cancellation of Legacy Clarus common stock as a result of the conversion terms in the Merger Agreement.
Voting
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders.
Dividends
Common stockholders are entitled to receive dividends, as may be declared by the board of directors. No dividends have been declared to date.
Warrants
As disclosed in Note 4, in conjunction with a previous loan agreement of Legacy Clarus, the Company issued a warrant for 9,246 shares of the Company’s common stock at an exercise price of $29.74 per share and the expiration date remains April 9, 2023. As of March 31, 2022, the warrant remains unexercised.
In December 2020, the Company consummated its IPO of 5,750,000 units (each unit representing a share of common stock and a warrant to purchase a share of common stock (“IPO Warrants”)), at $10.00 per unit. Simultaneously with the closing of the IPO, the Company consummated the private placement (“Private Placement”) of 3,445,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant to Blue Water Sponsor LLC.
The IPO Warrants and Private Placement Warrants became exercisable on the Closing Date of the Merger. The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years from the Closing Date. The Private Placement Warrants are identical to the IPO Warrants, except that the Private Placement Warrants and the shares of Class A common stock issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable
so long as they are held by the Sponsor or their permitted transferees. As of March 31, 2022, there were 5,750,000 of the IPO Warrants and 3,445,000 of the Private Placement Warrants remain outstanding.
In December 2021, the Company issued and sold 3,024,194 units, in a private placement, at a purchase price of $4.96 per unit, resulting in net proceeds of $13.8 million, after deducting offering expenses. Each unit consisted of one share of common stock (or one pre-funded
warrant in lieu thereof), and a five-year warrant to purchase one share of common stock at an exercise price of $5.25 per share. The exercise price and the number of shares of common stock issuable upon exercise of each warrant is subject to appropriate adjustments in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common stock. In connection with the private placement, the Company filed a resale registration statement with the SEC in December 2021 to register the resale of the common stock by the purchaser (including the shares of common stock underlying the pre-funded
warrants and warrants) in the private placement. Upon issuance, the Company classified the warrants within equity in the consolidated balance sheet. On March 10, 2022, 724,194 pre-funded
warrants issued as part of the private placement were exercised for a price of $0.00001 per share and were converted into shares of common stock. As of March 31, 2022, there were 3,024,194 warrants outstanding with an exercise price of $5.25 per share.

9. Stockholders’ Equity (Deficit)
The consolidated financial statements have been retroactively adjusted for all periods presented to reflect the Business Combination and reverse recapitalization as defined in Note 3,
Business Combination
.
Preferred Stock
Pursuant to the terms of the Amended and Restated Certificate of Incorporation dated September 9, 2021, the Company authorized 10,000,000 shares of preferred stock with a par value of $0.0001. The Company’s Board of Directors has the authority, without further action by the stockholders, to issue such shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, and to fix the designations, powers, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock as of December 31, 2021.
As of December 31, 2020, Legacy Clarus redeemable convertible preferred stock consisted of the following (in thousands, except for share data):

	December 31, 2020
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A Preferred Stock	2,500,000	2,500,000	$9,170	$9,170	2,500,000
Series B Preferred Stock	5,066,637	5,066,637	15,118	15,118	5,066,637
Series C Preferred Stock	9,438,744	9,438,744	20,057	20,057	9,438,744
Series D Preferred Stock	36,335,255	19,751,117	153,850	153,850	19,751,117

Total	53,340,636	36,756,498	$198,195	$198,195	36,756,498

Each share of redeemable convertible preferred stock had voting rights, conversion rights into common stock, redemption rights, liquidation preferences and provided for an 8% cumulative dividend. As of December 31, 2020, the convertible redeemable preferred stock was classified separately from equity in the accompanying balance sheet. In connection with the closing of the Business Combination, all previously issued and outstanding shares of Series A Redeemable Convertible Preferred Stock, Series B Redeemable Convertible Preferred Stock, and Series C Redeemable Convertible Preferred Stock were cancelled and extinguished. Further, all previously issued and outstanding Series D Preferred Stock was cancelled and exchanged for 4,901,564 shares of the Company’s common stock.
Common Stock
Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company authorized 125,000,000 shares of common stock with a par value of $0.0001. Immediately following the closing of the Business Combination and as of December 31, 2021, there were 21,725,817 shares of common stock issued and outstanding.
Previously authorized, issued and outstanding shares common stock of Legacy Clarus were cancelled and extinguished upon completion of the Business Combination. For purposes of earnings per share, the Company has retroactively adjusted the common shares issued and outstanding prior to September 9, 2021 to zero to give effect to the cancellation of Legacy Clarus common stock as a result of the conversion terms in the Merger Agreement.

Voting
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders.
Dividends
Common stockholders are entitled to receive dividends, as may be declared by the board of directors. No dividends have been declared to date.
Warrants
On December 17, 2020, the Company consummated its IPO of 5,750,000 units (each unit representing a share of common stock and a warrant to purchase a share of common stock (“IPO warrants”)), at $10.00 per unit. Simultaneously with the closing of the IPO, the Company consummated the private placement (“Private Placement”) of 3,445,000 warrants (each, a “Private Placement Warrant” and collectively, the “Private Placement Warrants”) at a price of $1.00 per Private Placement Warrant to Blue Water Sponsor LLC.
The IPO Warrants and Private Placement Warrants became exercisable on the Closing Date of the Merger. The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years from the Closing Date. The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the shares of Class A common stock issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until the completion of a Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable
so long as they are held by the Sponsor or their permitted transferees. As of December 31, 2021, there were 5,750,000 of the IPO Warrants and 3,445,000 of the Private Placement Warrants remain outstanding.
In December 2021, the Company issued and sold 3,024,194 units, in a private placement, at a purchase price of $4.96 per unit, resulting in net proceeds of $13.8 million, after deducting offering expenses. Each unit consisted of one share of common stock (or one pre-funded
warrant in lieu thereof), and a
five-year warrant to purchase one share of common stock
at an exercise price of $5.25 per share. The exercise price and the number of shares of common stock issuable upon exercise of each warrant is subject to appropriate adjustments in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common stock. In connection with the private placement, the Company filed a resale registration statement with the Securities and Exchange Commission (the “SEC”) in December 2021 to register the resale of the common stock by the purchaser (including the shares of common stock underlying the pre-funded
warrants and warrants) in the private placement. Upon issuance, the Company classified the warrants within equity in the consolidated balance sheet. As of December 31, 2021
,
there were 2,300,000 warrants outstanding with an exercise price of $5.25 per share and 724,194 pre-funded
warrants outstanding
,
which were purchased for $4.96
per
share.